SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Bank service charges	$ 1,757	$ 1,397	$ 2,866	$ 2,538
Filing and registration fees	31,230	13,684	40,958	22,071
Foreign exchange				100
Insurance	23,997	11,548	44,290	22,979
Office maintenance	10,129	7,661	23,237	11,474
Payroll	16,730	2,257	33,054	2,257
Regulatory fees	7,286	3,842	7,286	3,842
Rent	4,500	4,500	9,000	7,800
Travel	6,151	28,143	23,539	33,840
General and administrative expenses	$ 101,780	$ 73,032	$ 184,230	$ 106,901